BNY Mellon New York AMT-Free Municipal Bond Fund (the "Registrant")

Incorporated herein by reference is a supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 30, 2019 (SEC Accession No. 0000797920-19-000019).